ORGANIZATION AND BASIS OF PRESENTATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Consolidated Affiliated Entities USD ($)	Dec. 31, 2014 Consolidated Affiliated Entities CNY	Dec. 31, 2013 Consolidated Affiliated Entities CNY	Dec. 31, 2012 Consolidated Affiliated Entities CNY
Assets and liabilities of Consolidated Affiliated Entities
Cash and cash equivalents	$ 615,792	3,820,742	1,764,221	1,655,857	$ 284,341	2,292,538	$ 67,628	419,607	370,140
Restricted cash	99,537	617,586	2,679				916	5,686	2,679
Accounts receivable (net of allowance for doubtful accounts of RMB75,522 and RMB40,294 (US$6,494) as of December 31, 2013 and 2014, respectively)	277,175	1,719,760	1,370,031				271,346	1,683,593	1,344,915
Amounts due from inter-companies (1)							97,524	605,100	24,658
Amounts due from related parties	20,179	125,204					20,179	125,204
Licensed copyrights, net	35,482	220,152	107,708				10,162	63,053	29,080
Other current assets	6,961	43,192	15,493				17,213	106,800	35,588
Total current assets	1,715,605	10,644,642	4,750,906				484,968	3,009,043	1,807,060
Property and equipment, net	47,227	293,027	184,596				32,313	200,487	38,556
Long-term Investments	10,846	67,293					10,846	67,293
Licensed copyrights, net	81,419	505,173	259,230				22,926	142,244	72,663
Intangible assets, net	141,105	875,502	891,150				139,787	867,320	879,814
Other non-current assets	3,010	18,674	19,272				4,980	30,898	37,766
Total non-current assets	1,037,394	6,436,619	5,806,117				210,852	1,308,242	1,028,799
Total assets							695,820	4,317,285	2,835,859
Accounts payable	90,741	563,009	213,825				35,323	219,166	115,667
Advance from customers and deferred revenue	5,840	36,232	26,742				5,817	36,094	18,425
Amounts due to inter-companies (2)							365,099	2,265,294	1,684,786
Accrued expenses and other current liabilities	268,852	1,668,122	1,110,706				248,823	1,543,850	956,066
Amounts due to related parties	1	4					1	4
Short-term bank loan	80,585	500,000					80,585	500,000
Total current liabilities	446,019	2,767,367	1,351,273				735,648	4,564,408	2,774,944
Deferred tax liabilities	34,427	213,608	216,887				34,395	213,407	216,738
Other liabilities	1,059	6,570	4,070				645	4,000	4,000
Total non-current liabilities	35,486	220,178	220,957				35,040	217,407	220,738
Total liabilities							770,688	4,781,815	2,995,682
Allowance for doubtful accounts	6,494	40,294	75,522	12,919	12,172		6,494	40,294	75,522
Financial performance of the Consolidated Affiliated Entities
Net revenues	680,688	4,223,394	3,068,994	1,909,802			645,720	4,006,434	2,972,847	2,005,081
Net income (loss)	(134,984)	(837,526)	(600,108)	(402,791)			(87,380)	(542,154)	(448,627)	367,163
Amount of pledge or collateralization of the VIEs' assets								0